CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
REVENUES
Product revenue	$ 1,529,909	$ 234,496	$ 1,118,118	$ 761,042
License revenue	6,296	0	0	0
Total Revenues	1,536,205	234,496	1,118,118	761,042
OPERATING EXPENSES
Cost of product revenue	1,014,807	144,070	669,056	207,570
Research and development	4,937,934	260,494	3,469,078	646,756
Loss on sale of inventory	0	0	0	1,934,630
Plasma center	1,055,282	838,461	1,746,864	1,163,148
General and administrative expenses	2,521,398	1,411,513	3,142,289	1,431,894
TOTAL OPERATING EXPENSES	9,529,421	2,654,538	9,027,287	5,383,998
LOSS FROM OPERATIONS	(7,993,216)	(2,420,042)	(7,909,169)	(4,622,956)
OTHER INCOME (EXPENSE):
Interest income	3,513	9,990	20,924	1,689
Interest expense	(287,640)	(11,592)	(30,683)	(1,602,958)
Change in fair value of stock warrants	57,755	0	0	0
Other income	82,497	0	0	0
TOTAL OTHER INCOME (EXPENSE)	(143,875)	(1,602)	(9,759)	(1,601,269)
LOSS BEFORE INCOME TAXES	(8,137,091)	(2,421,644)	(7,918,928)	(6,224,225)
State income tax benefit	0	617,615	617,615	320,765
NET LOSS	$ (8,137,091)	$ (1,804,029)	$ (7,301,313)	$ (5,903,460)
NET LOSS PER SHARE - BASIC AND DILUTED	$ (1.39)	$ (0.39)	$ (1.39)	$ (13.16)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, Basic and Diluted	5,871,002	4,637,017	5,265,771	448,434